Form N-1A Supplement	Sep. 26, 2025
Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED SEPTEMBER 26, 2025 TO THE PROSPECTUSES,

DATED FEBRUARY 28, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
(the “Fund”)

Effective November 10, 2025, changes will be made to the DBIQ Diversified Agriculture Index Excess Return (the “Benchmark”), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark are being implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Accordingly, effective November 10, 2025: